Shareholders' Equity (Details 1)	6 Months Ended
Jun. 30, 2019 $ / shares shares
Options outstanding at June 30, 2019
Number outstanding | shares	396,610
Options exercisable at June 30, 2019
Number exercisable | shares	230,884
Stock Option [Member] | 6.00 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise Price	$ 6.00
Options outstanding at June 30, 2019
Number outstanding | shares	750
Weighted average exercise price	$ 6.00
Weighted average remaining contractual life	22 days
Options exercisable at June 30, 2019
Number exercisable | shares	750
Weighted average exercise price	$ 6.00
Weighted average remaining contractual life	22 days
Stock Option [Member] | 11.12-14.52 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price, Minimum	$ 11.12
Exercise price, Maximum	$ 14.52
Options outstanding at June 30, 2019
Number outstanding | shares	251,708
Weighted average exercise price	$ 11.87
Weighted average remaining contractual life	1 year 8 months 19 days
Options exercisable at June 30, 2019
Number exercisable | shares	195,133
Weighted average exercise price	$ 11.88
Weighted average remaining contractual life	1 year 7 months 17 days
Stock Option [Member] | 18.90-19.85 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price, Minimum	$ 18.90
Exercise price, Maximum	$ 19.85
Options outstanding at June 30, 2019
Number outstanding | shares	144,152
Weighted average exercise price	$ 19.39
Weighted average remaining contractual life	3 years 18 days
Options exercisable at June 30, 2019
Number exercisable | shares	35,001
Weighted average exercise price	$ 18.90
Weighted average remaining contractual life	2 years 7 months 21 days